Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

21       Cash and cash equivalents

	At December 31,
	2025	2024
Cash to be deposited	281	540
Cash at banks	171,762	189,684
Time deposits	33,873	21,615
Other cash equivalents (1)	386,843	228,008
	592,759	439,847

(1) Mainly includes bank deposit certificates with immediate liquidity, treasury bills and highly liquid investments in mutual funds.

The Group considers that its cash and cash equivalents have low credit risk based, mainly, on the external credit ratings of the counterparties.

As of December 31, 2025, cash and cash equivalents includes restricted cash on deposit as collateral for a total amount of USD 4,924 (USD 4,621 as of December 31, 2024).